PETER D. LOWENSTEIN
ATTORNEY AT LAW
496 VALLEY ROAD
COS COB, CONNECTICUT  06807-0272
203 869-3059
FAX 203 869-2389

                                January 2, 2009

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:	Value Line U.S. Government Securities Fund, Inc.
File Nos. 2-71928; 811-03171
Rule 497(j) ------------------------------------------

Dear Sir/Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

/s/ Peter D. Lowenstein

Peter D. Lowenstein
Legal Counsel